Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions	Mar. 06, 2018	Feb. 27, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings			$ 2,358,569	$ 2,428,579	$ 2,469,427
USD First Lien Term Loan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings			$ 1,848,397	$ 1,965,928	$ 1,978,763
Major Business Combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Expected transaction closing period	Apr. 30, 2018
Major Business Combination | USD First Lien Term Loan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings	$ 325,000
Major Business Combination | Crownbet Holdings Pty Limited
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of equity interests acquired	80.00%	62.00%
Aggregate amount of cash consideration		$ 117,700
Additional payment subject to certain performance conditions	$ 182,000
Major Business Combination | CrownBet Holdings Pty Limited and William Hill Australia
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate purchase price of transactions	315,000
Major Business Combination | William Hill Australia
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash portion of purchase price of transactions	$ 234,000
Number of common shares issued for acquisition.	3.1